LONG-TERM DEBT, NET - Summary of Interest on Long-Term Debt (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt [Line Items]
Interest on long-term debt		$ 178,532	$ 144,566	$ 114,429
Interest capitalized		(82,761)	(25,259)	(7,900)
Interest on long-term debt, net of capitalized interest		95,771	119,307	106,529
Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	[1]	70,125	71,099	5,844
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	[1]	50,000	44,998	0
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	[2]	26,321	0	0
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	[2]	19,751	0	0
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt	[2]	11,337	16,841	21,849
Aircraft Term Loan [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		998	1,191	705
2010 Senior Notes [Member] | Interest Expense Debt Excluding Amortization [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		0	6,028	61,500
2010 Senior Notes [Member] | Amortization of Debt Discount [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		0	71	801
RMB Bonds [Member] | Unsubordinated Bonds [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		0	2,610	13,666
Deposit-Linked Loan [Member] | Secured Debt [Member]
Long-Term Debt [Line Items]
Interest on long-term debt		$ 0	$ 1,728	$ 10,064

[1]	Long-term debt repayable after five years
[2]	Long-term debt repayable within five years